LEASE TERMINATIONS (Details) (USD $)	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Lease terminations [Abstract]
Payment in connection with lease terminations	$ 251,000,000	$ 0	$ (250,980,000)
Fair value of swap at termination	25,300,000		25,300,000
Contribution to equity	$ 21,100,000	$ 751,000	$ 21,061,000